Initial Public Offering	6 Months Ended
Sep. 30, 2020
Initial Public Offering

Note 3—Initial Public Offering

In the Initial Public Offering, the Company sold 50,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock, and one-third of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6). No fractional warrants will be issued upon separation of the Units and only whole warrants will trade.